Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED OCTOBER 23, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED MAY 1, 2026, OF
FRANKLIN TEMPLETON SMACS: SERIES CP (the “Fund”)
1)
The following replaces the second sentence in the second to last paragraph in the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus and the second sentence in the ninth paragraph in the section titled “Fund Details – Principal Investment Strategies” in the Fund’s Prospectus:

The Fund regularly enters into interest rate and credit-related transactions involving derivative instruments, including U.S. Treasury futures, interest rate, fixed income total return, inflation index and credit default swaps (including credit default index swaps), and options on interest rate and credit default swaps, and interest rate and/ or bond futures contracts and options on interest rate futures.

Franklin Templeton SMACS: Series CP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED OCTOBER 23, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED MAY 1, 2026, OF
FRANKLIN TEMPLETON SMACS: SERIES CP (the “Fund”)
1)
The following replaces the second sentence in the second to last paragraph in the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus and the second sentence in the ninth paragraph in the section titled “Fund Details – Principal Investment Strategies” in the Fund’s Prospectus:

The Fund regularly enters into interest rate and credit-related transactions involving derivative instruments, including U.S. Treasury futures, interest rate, fixed income total return, inflation index and credit default swaps (including credit default index swaps), and options on interest rate and credit default swaps, and interest rate and/ or bond futures contracts and options on interest rate futures.